Loans and advances and deposits at amortised cost (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Deposits
Disclosure of detailed information about financial instruments [line items]
Total deposits at amortised cost	£ 500,895	£ 481,036
Banks | Deposits
Disclosure of detailed information about financial instruments [line items]
Total deposits at amortised cost	17,165	17,343
Customers | Deposits
Disclosure of detailed information about financial instruments [line items]
Total deposits at amortised cost	483,730	463,693
Total loans and advances at amortised cost
Disclosure of detailed information about financial instruments [line items]
Total loans and advances at amortised cost	348,549	342,632
Total loans and advances at amortised cost | Banks
Disclosure of detailed information about financial instruments [line items]
Total loans and advances at amortised cost	11,032	8,900
Total loans and advances at amortised cost | Customers
Disclosure of detailed information about financial instruments [line items]
Total loans and advances at amortised cost	309,194	309,927
Debt securities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Total loans and advances at amortised cost	£ 28,323	£ 23,805